Variable Interest Entities (Information about Non Consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Variable Interest Entity [Line Items]
Total assets		¥ 4,362,997	¥ 4,524,393
Specified bonds and non-recourse loans		4,776	14,098
Investments		58,025	68,060
Maximum exposure to loss	[1]	98,922	126,699
Liquidating Customer Assets
Variable Interest Entity [Line Items]
Total assets		33,406	32,421
Specified bonds and non-recourse loans		0	0
Investments		2,091	2,091
Maximum exposure to loss	[1]	9,551	9,551
Acquisition Of Real Estate And Real Estate Development Projects For Customers
Variable Interest Entity [Line Items]
Total assets		170,001	325,429
Specified bonds and non-recourse loans		4,776	14,084
Investments		13,039	26,283
Maximum exposure to loss	[1]	24,964	50,017
Acquisition Of Real Estate For The Company And Its Subsidiaries Real Estate Related Business
Variable Interest Entity [Line Items]
Total assets		0	0
Specified bonds and non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Corporate Rehabilitation Support Business
Variable Interest Entity [Line Items]
Total assets		0	0
Specified bonds and non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Investment in securities
Variable Interest Entity [Line Items]
Total assets		2,964,616	3,038,819
Specified bonds and non-recourse loans		0	0
Investments		26,174	28,584
Maximum exposure to loss	[1]	47,636	55,940
Securitizing Financial Assets
Variable Interest Entity [Line Items]
Total assets		0	0
Specified bonds and non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Securitization Of Loans Receivable Originated By Third Parties
Variable Interest Entity [Line Items]
Total assets		1,070,683	1,100,830
Specified bonds and non-recourse loans		0	0
Investments		10,671	8,064
Maximum exposure to loss	[1]	10,721	8,139
Power Generation Projects
Variable Interest Entity [Line Items]
Total assets		20,007	0
Specified bonds and non-recourse loans		0	0
Investments		1,182	0
Maximum exposure to loss	[1]	1,182	0
Other VIEs
Variable Interest Entity [Line Items]
Total assets		104,284	26,894
Specified bonds and non-recourse loans		0	14
Investments		4,868	3,038
Maximum exposure to loss	[1]	¥ 4,868	¥ 3,052

[1]	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.